Note 2 - Summary of Significant Accounting Policies - Schedule of Embedded Derivative Fair Value (Details) - Embedded Derivative Financial Instruments [Member] - Archimedes Tech SPAC Partners II Co [Member]
2 Months Ended
Jun. 30, 2026 USD ($)
Fair value at April 20, 2026	$ 100,000,000
Change in fair value of PIPE Subscription derivative liability	37,942,000
Fair value at June 30, 2026	$ 137,942,000